Investments in Associates and Joint Ventures - Reconciliations of Financial Information of Material Associates to Carrying Amounts of Investments in Associates in the Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [Line Items]
Carrying amount	₩ 2,332,629	₩ 1,905,517
Korea IT fund [member]
Disclosure of associates [Line Items]
Net assets	₩ 573,376	₩ 531,163
Ownership interests (%)	63.30%	63.30%
Net assets attributable to ownership interests	₩ 363,138	₩ 336,404
Carrying amount	363,138	336,404
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 3,276,747	₩ 2,986,676
Ownership interests (%)	27.30%	27.30%
Net assets attributable to ownership interests	₩ 893,609	₩ 814,503
Cost-book value differentials	81,834	82,487
Carrying amount	975,443	896,990
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 1,957,860	₩ 1,776,411
Ownership interests (%)	20.00%	20.00%
Net assets attributable to ownership interests	₩ 391,572	₩ 355,282
Carrying amount	₩ 391,572	₩ 355,282